Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Items in the statements of operations and comprehxensive loss, and statements of cash flows [Member]
Schedule of Consolidated Financial Statements [Line Items]
US$ against RMB	7.2143	7.2248	6.9536
Balance sheet items, except for equity accounts [Member]
Schedule of Consolidated Financial Statements [Line Items]
US$ against RMB	7.1636	7.2672